ADVANCED SERIES TRUST
GATEWAY CENTER THREE
FOURTH FLOOR
100 MULBERRY STREET
NEWARK, NEW JERSEY 07102

January 6, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C. 20549

Re:     Registration Statement on Form N-14 of Advanced Series Trust

Dear Sir or Madam:

On behalf of Advanced Series Trust (the “Trust” or the “Registrant”), a Massachusetts business trust, we are hereby filing the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the fund reorganization described below. Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Registration Statement.

Target Fund	Acquiring Fund
AST American Century Income & Growth Portfolio of Advanced Series Trust	AST New Discovery Asset Allocation Portfolio of Advanced Series Trust

Pursuant to this proposal, the assets and liabilities of the Target Fund would be exchanged for shares of the Acquiring Fund and beneficial shareholders of the Target Fund would become beneficial shareholders of the Acquiring Fund. No sales charges would be imposed in connection with the Reorganization. The Acquiring Fund shares to be received by Target Fund shareholders in the Reorganization will be equal in value to the Target Fund shares beneficially held by such shareholders immediately prior to the Reorganization. The completion of the Reorganization is subject to approval by the beneficial shareholders of the Target Fund and the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the Reorganization will not result in any adverse federal income tax consequences to the Acquiring Fund, the Target Fund, or their respective beneficial shareholders. The materials contained in the Registration Statement include a letter to contract owners, the notice of special meeting, the proxy statement and prospectus, and the form of voting instructions card.

To assist you with your review of this filing, we note that many sections of the Registration Statement are substantially similar to the corresponding sections of the Registrant’s Registration Statement on Form N-14 (File No. 333-171772) that was filed with the Securities and Exchange Commission (the “Commission”) in February 2011 (the Prior Filing) relating to the reorganization of the SP Growth Asset Allocation Portfolio, a series of The Prudential Series Fund, into the AST BlackRock Global Strategies Portfolio, a series of the Trust. Except for information specifically relating to the relevant acquiring fund and the relevant target fund, the Registration Statement disclosure is substantially similar to the disclosure contained in the Prior Filing with respect to the followings sections of the Registration Statement:

•	Contract Owner letter,

•	Notice of Special Meeting,

•	Summary of the Proposal--Voting,

•	Investment Objectives, Strategies, Fees and Performance of the Portfolios—Performance,

•	Investment Objectives, Strategies, Fees and Performance of the Portfolios—Capitalizations of the Portfolios Before and After the Reorganization,

•	Management of the Portfolios

•	Fees and Expenses (except with respect to specific numbers),

•	Information About the Reorganization,

•	Voting Information,

•	Shares Outstanding, and

•	Principal Holders of Shares

Like the Prior Filing, we note that:

1.	the Acquiring Fund has no assets and has not yet commenced operations as of the date hereof;

2.	we have included a narrative paragraph relating to the pro forma financial impact of the Reorganization in the Statement of Additional Information contained in the Registration Statement in lieu of the pro forma financial statements required by Form N-14[1]; and

3.	the performance history of the Target Fund will not survive the Reorganization.

In the North American Security Trust no-action letter, the Commission staff stated that in determining whether to use the surviving or non-surviving fund’s performance, an accounting, rather than legal, analysis prevails and that the attributes of the new fund (i.e., the Combined Fund) and the predecessor funds (i.e., AST American Century Income & Growth Portfolio and the AST New Discovery Asset Allocation Portfolio) should be compared to determine which predecessor fund most resembles the new fund.2 The relevant factors in this determination are:

▪	The relative asset sizes of the funds;

▪	Which fund’s investment adviser is the adviser to the surviving entity;

▪	Which fund’s investment objectives, policies, and restrictions most closely resemble that of the surviving entity;

▪	The relative expense structures and ratios of the funds; and

▪	Which fund’s portfolio composition most closely resembles that of the surviving entity.

The Investment Manager notes that, as of June 30, 2011, the AST American Century Income & Growth Portfolio was substantially larger than the AST New Discovery Asset Allocation Portfolio, which had no assets. The Investment Manager further notes that the New Discovery Subadvisers will serve as the subadvisers for the AST New Discovery Asset Allocation Portfolio and are expected to serve as the subadvisers for the Combined Fund. Finally, the investment objectives, policies, and restrictions, the expense structures, and the portfolio composition of the surviving entity are expected to most closely resemble those of the AST New Discovery Asset Allocation Portfolio. Based on the foregoing factors, the Investment Manager believes that the performance history of the AST American Century Income & Growth Portfolio should not survive the Reorganization.

It is proposed that the filing become effective on February 5, 2012 pursuant to Rule 488 under the Securities Act of 1933, as amended. Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

Very truly yours,

/s/ John P. Schwartz

John P. Schwartz

1 The approach used in the Prior Filing and in the Registration Statement to describe the pro forma financial impact of the Reorganization was taken in reliance upon previous conversations with Stephen B. Sadoski, John Russo, and Cindy Rose of the Commission staff.

2 SEC No-Action Letter (pub. avail. Aug. 5, 1994).